Pensions (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Amounts Recognized in Statements of Financial Position
(a)	The amounts recognized in the statements of financial position are as follows:

	December 31, 2020	December 31, 2021
	NT$000	NT$000
Present value of defined benefit obligations	(943,391)	(959,677)
Fair value of plan assets	431,740	456,389

Net defined benefit liability	(511,651)	(503,288)

Summary of Movements in net Defined Benefit Liability
(b)	Movements in net defined benefit liability are as follows:

	2019
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000
January 1	(910,081)	389,316	(520,765)
Current services cost	(332)	—	(332)
Interest (expense) income	(11,170)	4,831	(6,339)

	(921,583)	394,147	(527,436)

Remeasurements:
Return on plan assets (excluding amounts included in interest income or expense)	—	12,601	12,601
Financial assumption movement effect	(27,993)	—	(27,993)
Experience adjustments	36,308	—	36,308

	8,315	12,601	20,916

Pension fund contribution	—	26,413	26,413
Paid pension	12,109	(12,109)	—

December 31	(901,159)	421,052	(480,107)

	2020
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000
January 1	(901,159)	421,052	(480,107)
Current services cost	(263)	—	(263)
Interest (expense) income	(8,835)	4,171	(4,664)

	(910,257)	425,223	(485,034)

Remeasurements:
Return on plan assets (excluding amounts included in interest income or expense)	—	12,568	12,568
Financial assumption movement effect	(57,180)	—	(57,180)
Experience adjustments	(7,378)	—	(7,378)

	(64,558)	12,568	(51,990)

Pension fund contribution	—	25,373	25,373
Paid pension	31,424	(31,424)	—

December 31	(943,391)	431,740	(511,651)

	2021
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000
January 1	(943,391)	431,740	(511,651)
Current services cost	(237)	—	(237)
Interest (expense) income	(4,629)	2,137	(2,492)

	(948,257)	433,877	(514,380)

Remeasurements:
Return on plan assets (excluding amounts included in interest income or expense)	—	5,613	5,613
Impact on changes in demographic assumptions	(20,022)	—	(20,022)
Financial assumption movement effect	23,757	—	23,757
Experience adjustments	(24,347)	—	(24,347)

	(20,612)	5,613	(14,999)

Pension fund contribution	—	26,091	26,091
Paid pension	9,192	(9,192)	—

December 31	(959,677)	456,389	(503,288)

Principal Actuarial Assumptions
(d)	The principal actuarial assumptions used were as follows:

	Year ended December 31,
	2020	2021
Discount rate	0.50%	0.70%

Future salary increase	3.50%	3.50%

Sensitivity Analysis of Present Value of Defined Benefit Obligations Effected by Changes of Significant Actuarial Assumptions
The present value of defined benefit obligations is affected by the change in actuarial assumption. The analysis was as follows:

	Discount rate		Future salary increase
	Increase 0.25%	Decrease 0.25%	Increase 0.25%	Decrease 0.25%
	NT$000	NT$000	NT$000	NT$000
December 31, 2020
Effect on present value of defined benefit obligations	(29,114)	30,434	29,471	(28,365)

December 31, 2021
Effect on present value of defined benefit obligations	(28,574)	29,825	28,941	(27,893)

Analysis of Timing of the Future Pension Payment
(f)	As of December 31, 2021, the weighted average duration of that retirement plan is 12.2 years. The analysis of timing of the future pension payment was as follows:

December 31, 2021
NT$000
Within 1 year	36,762
1-2 years	36,346
2-5 years	126,806
5-10 years	178,998

378,912